Schedule II - Valuation and Qualifying Accounts - Valuation and Qualifying Accounts (Details) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023
Beginning of Period		$ 183	$ 85
Additions	[1]	0	98
Deductions	[2]	(86)	0
End of Period		$ 97	$ 183

[1]	Additions consist of charges to bad debt expense of approximately $98 in fiscal 2023.
[2]	Deductions consist of accounts receivable written off of approximately $38, accompanied with collections of previously reserved accounts of $48 for fiscal 2024.